Operating Costs and Expenses - Summary of Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Change of finished goods and work in process			$ 31,977	$ (19,498)
Consumption of raw materials and supplies	$ 3,079,909	$ 100,617	3,036,350	3,346,540
Employee benefit expenses	5,606,833	183,170	5,895,778	5,317,125
Depreciation and amortization	3,376,579	110,310	2,899,278	3,089,904
Other expenses	4,464,499	145,851	4,530,425	4,745,253
Total operating costs and expenses	16,527,820	539,948	16,393,808	16,479,324
Employee benefit expenses
Salaries	4,628,039	151,194	4,847,433	4,109,393
Directors remuneration	18,456	603	27,276	16,810
Labor and health insurance	406,111	13,267	390,788	351,232
Pension	201,567	6,585	198,502	183,293
Share-based payments	41,043	1,341	123,021	356,463
Other personnel expenses	311,617	10,180	308,758	299,934
Total employee benefit costs	$ 5,606,833	$ 183,170	$ 5,895,778	$ 5,317,125